SCHEDULE OF CONCENTRATION OF REVENUES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Concentration Risk [Line Items]
Revenue	$ 44,083,731	$ 52,176,109	$ 36,074,004
Accounts Receivable, net	11,765,180	13,237,577
Cost of services	$ 43,921,081	$ 47,932,230	$ 32,590,022
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.63%	18.30%	26.46%
Cost of services	$ 9,061,542	$ 8,770,498	$ 8,624,555
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.91%		11.70%
Cost of services	$ 7,866,050		$ 3,813,095
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.44%	24.30%
Accounts payable	$ 920,762	$ 1,590,977
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.10%	13.39%
Accounts payable	$ 585,796	$ 876,488
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue			$ 3,891,050
Concentration risk percentage			10.79%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.46%
Accounts Receivable, net		5,229,042
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 5,124,930	$ 13,805,046
Concentration risk percentage	11.63%	26.46%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		52.39%
Accounts Receivable, net		$ 7,138,207
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 5,667,971
Concentration risk percentage	12.86%